UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)

 (Zip code)

c/o Archer Investment Corporation

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ 08012

Registrant's telephone number, including area code: 800-238-7701

Date of fiscal year end: August 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Archer Balanced Fund

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:002824-100
Record Date: 7/31/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) R.J. ALPERN 2) R.S. AUSTIN 3) W.J. FARRELL 4) H.L. FULLER 5) E.M. LIDDY 6) P.N. NOVAKOVIC 7) W.A. OSBORN 8) S.C. SCOTT III 9) G.F. TILTON 10) M.D. WHITE	For	Issuer	For	With
2	RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS.	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	SAY WHEN ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF THE FREQUENCY OF SHAREHOLDER VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL - PHARMACEUTICAL PRICING	Against	Issuer	Against	With

AMERICAN ELECTRIC POWER COMPANY, INC.

Ticker Symbol:AEP	Cusip Number:025537-101
Record Date: 7/31/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: DAVID J. ANDERSON; JAMES F. CORDES; RALPH D. CROSBY, JR.; LINDA A. GOODSPEED; THOMAS E. HOAGLIN; LESTER A. HUDSON, JR.; MICHAEL G. MORRIS; RICHARD C. NOTEBAERT; LIONEL L. NOWELL III; RICHARD L. SANDOR; KATHRYN D. SULLIVAN; SARA MARTINEZ TUCKER; JOHN F. TURNER	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With

ATLAS AIR WORLDWIDE HOLDINGS, INC.

Ticker Symbol:AAWW	Cusip Number:049164-205
Record Date: 7/31/2011	Meeting Date: 4/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors; Robert Agnew, Timothy Berhlohr, Eugene Davis, William Flynn, James Gilmore, Carol Hallett, Fredrick McCorkle	For	Issuer	For	With
2	Ratification of the selection of pricewaterhousecoopers, LLP as the company's independent auditors	For	Issuer	For	With
3	Advisory Vote on named executive officer compensation	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on named executive officer compensation	For	Issuer	For	With
5	Amendment to the 2007 incentive plan	For	Issuer	For	With

BAXTER INTERNATIONAL INC.

Ticker Symbol:BAX	Cusip Number:071813-109
Record Date: 7/31/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: WAYNE T. HOCKMEYER; ROBERT L. PARKINSON, JR.; THOMAS T. STALLKAMP; ALBERT P.L. STROUCKEN;	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE COMPENSATION ADVISORY VOTES	For	Issuer	For	With
5	APPROVAL OF EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With
6	APPROVAL OF 2011 INCENTIVE PLAN	For	Issuer	For	With
7	PROPOSAL TO AMEND ARTICLE SIXTH TO ELIMINATE THE CLASSIFIED BOARD AND PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS	For	Issuer	For	With

BUNGE LIMITED

Ticker Symbol:BG	Cusip Number:G16962-105
Record Date: 7/31/2011	Meeting Date: 5/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: ERNEST G. BACHRACH; ENRIQUE H. BOILINI	For	Issuer	For	With
2	TO APPOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011 AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO DETERMINE THE INDEPENDENT AUDITOR'S FEES.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:149123-101
Record Date: 7/31/2011	Meeting Date: 6/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) DAVID L. CALHOUN 2) DANIEL M. DICKINSON 3) EUGENE V. FIFE 4) JUAN GALLARDO 5) DAVID R. GOODE 6) JESSE J. GREENE, JR. 7) PETER A. MAGOWAN 8) DENNIS A. MUILENBURG 9) DOUGLAS R. OBERHELMAN 10) WILLIAM A. OSBORN 11) CHARLES D. POWELL 12) EDWARD B. RUST, JR. 13) SUSAN C. SCHWAB 14) JOSHUA I. SMITH 15) MILES D. WHITE	For	Issuer	For	With
10	STOCKHOLDER PROPOSAL - INDEPENDENT CHAIRMAN OF THE BOARD.	Against	Issuer	Against	With
11	STOCKHOLDER PROPOSAL - REVIEW GLOBAL CORPORATE STANDARDS.	Against	Issuer	Against	With
12	STOCKHOLDER PROPOSAL - DEATH BENEFITS POLICY.	Against	Issuer	Against	With
2	RATIFY THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
3	APPROVE AMENDED AND RESTATED CATERPILLAR INC. EXECUTIVE SHORT-TERM INCENTIVE PLAN.	For	Issuer	For	With
4	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES.	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL - REPORT ON POLITICAL CONTRIBUTIONS AND EXPENSES	Against	Issuer	Against	With
7	STOCKHOLDER PROPOSAL - EXECUTIVES TO RETAIN SIGNIFICANT STOCK.	Against	Issuer	Against	With
8	STOCKHOLDER PROPOSAL - DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Against	Issuer	Against	With
9	STOCKHOLDER PROPOSAL - SPECIAL STOCKHOLDER MEETINGS.	Against	Issuer	Against	With

CISCO SYSTEMS, INC

Ticker Symbol:CSCO	Cusip Number:17275R-10-2
Record Date: 7/31/2011	Meeting Date: 11/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Annual Meeting of Shareholders	For	Issuer	For	With

CLIFFS NATURAL RESOURCES INC.

Ticker Symbol:CLF	Cusip Number:18683K-101
Record Date: 7/31/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: J.A. CARRABBA; S.M. CUNNINGHAM; B.J. ELDRIDGE; A.R. GLUSKI; S.M. GREEN; J.K. HENRY; J.F. KIRSCH; F.R. MCALLISTER; R. PHILLIPS; R.K. RIEDERER; R.A. ROSS; A. SCHWARTZ	For	Issuer	For	With
2	A PROPOSAL TO AMEND THE SECOND AMENDED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED COMMON SHARES	For	Issuer	For	With
3	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION, COMMONLY KNOWN AS "SAY ON PAY"	For	Issuer	For	With
45	ADVISORY VOTE ON THE FREQUENCY OF SHAREHOLDER VOTES ON OUR NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING IN DIRECTOR ELECTIONS	Against	Issuer	Against	With
6	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011 FISCAL YEAR	For	Issuer	For	With

CLOUD PEAK ENERGY, INC.

Ticker Symbol:CLD	Cusip Number:18911Q-102
Record Date: 7/31/2011	Meeting Date: 5/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: MR. WILLIAM FOX III; MR. JAMES VOORHEES	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011.	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF THE SAY-ON-PAY VOTE AMONG THE FOLLOWING OPTIONS: EVERY YEAR, EVERY TWO YEARS OR EVERY THREE YEARS.	For	Issuer	For	With
5	APPROVE THE AMENDMENT TO THE 2009 LONG TERM INCENTIVE PLAN, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
6	TO RE-APPROVE THE PERFORMANCE OBJECTIVES UNDER THE CLOUD PEAK ENERGY INC. 2009 LONG TERM INCENTIVE PLAN, IN ACCORDANCE WITH THE PERIODIC RE-APPROVAL REQUIREMENTS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE	For	Issuer	For	With
7	TO APPROVE THE CLOUD PEAK ENERGY INC. EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With

CUBIST PHARMACEUTICALS, INC.

Ticker Symbol:CBST	Cusip Number:229678-107
Record Date: 7/31/2011	Meeting Date: 6/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MARTIN ROSENBERG 2) MATTHEW SINGLETON 3) MICHAEL WOOD	For	Issuer	For	With
2	TO CONSIDER AND VOTE WHETHER TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO CONSIDER AND VOTE, ON AN ADVISORY BASIS, ON HOW FREQUENTLY WE SHOULD SEEK APPROVAL FROM OUR STOCKHOLDERS, ON AN ADVISORY BASIS, OF THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

CVS CAREMARK CORP

Ticker Symbol:CVS	Cusip Number:126650-100
Record Date: 7/31/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: EDWIN M. BANKS; C. DAVID BROWN II; DAVID W. DORMAN; ANNE M. FINUCANE; KRISTEN GIBNEY WILLIAMS; MARIAN L. HEARD; LARRY J. MERLO; JEAN-PIERRE MILLON; TERRENCE MURRAY; C.A. LANCE PICCOLO; RICHARD J. SWIFT; TONY L. WHITE	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2011 FISCAL YEAR	For	Issuer	For	With
3	PROPOSAL TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	FREQUENCY OF FUTURE EXECUTIVE COMPENSATION VOTES.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS AND EXPENDITURES.	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER ACTION BY WRITTEN CONSENT.	Against	Issuer	Against	With

DECKERS OUTDOOR CORPORATION

Ticker Symbol:DECK	Cusip Number:243537-107
Record Date: 7/31/2011	Meeting Date: 5/31/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ANGEL R. MARTINEZ 2) REX A. LICKLIDER 3) JOHN M. GIBBONS 4) JOHN G. PERENCHIO 5) MAUREEN CONNERS 6) RUTH M. OWADES 7) KARYN O. BARSA 8) MICHAEL F. DEVINE, III	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011	For	Issuer	For	With
3	TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER OUR 2006 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
4	TO APPROVE, BY ADVISORY VOTE, OUR EXECUTIVE COMPENSATION PROGRAM.	For	Issuer	For	With
5	TO RECOMMEND, BY ADVISORY VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION PROGRAM VOTES.	For	Issuer	For	With

DEVON ENERGY CORPORATION

Ticker Symbol:DVN	Cusip Number:25179M-103
Record Date: 7/31/2011	Meeting Date: 6/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ROBERT H. HENRY 2) JOHN A. HILL 3) MICHAEL M. KANOVSKY 4) ROBERT A. MOSBACHER, JR 5) J. LARRY NICHOLS 6) DUANE C. RADTKE 7) MARY P. RICCIARDELLO 8) JOHN RICHELS	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	ADVISORY VOTE ON THE FREQUENCY OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	AMEND THE RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING PROVISIONS.	For	Issuer	For	With
5	AMEND AND RESTATE THE RESTATED CERTIFICATE OF INCORPORATION TO REMOVE UNNECESSARY AND OUTDATED PROVISIONS.	For	Issuer	For	With
6	RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT AUDITORS FOR 2011.	For	Issuer	For	With
7	SHAREHOLDER ACTION BY WRITTEN CONSENT	Against	Issuer	Against	With

DIODES INCORPORATED

Ticker Symbol:DIOD	Cusip Number:254543-101
Record Date: 7/31/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) C.H. CHEN 2) MICHAEL R. GIORDANO 3) L.P. HSU 4) KEH-SHEW LU 5) RAYMOND SOONG 6) JOHN M. STICH 7) MICHAEL K.C. TSAI	For	Issuer	For	With
2	APPROVAL OF EXECUTIVE COMPENSATION	For	Issuer	For	With
3	FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF MOSS ADAMS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

ENDO PHARMACEUTICALS HOLDINGS INC

Ticker Symbol:ENDP	Cusip Number:29264F-205
Record Date: 7/31/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JOHN J. DELUCCA 2) DAVID P. HOLVECK 3) NANCY J. HUTSON, PH.D. 4) MICHAEL HYATT 5) ROGER H. KIMMEL 6) WILLIAM P. MONTAGUE 7) D.B. NASH, M.D., M.B.A. 8) JOSEPH C. SCODARI 9) WILLIAM F. SPENGLER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With
3	TO APPROVE, BY ADVISORY VOTE, NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	TO APPROVE, BY ADVISORY VOTE, THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
5	TO APPROVE THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With

FIRST CASH FINANCIAL SERVICES, INC.

Ticker Symbol:FCFS	Cusip Number:31942D-107
Record Date: 7/31/2011	Meeting Date: 6/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Mikel Faulkner and Randel Owen	For	Issuer	For	With
2	Ratification of the selection of Hein & Associates LLP as the independent registered public accounting firm of the Company for the year ending December 31, 2011	For	Issuer	For	With
3	Approve the First Cash Financial Services, Inc. 2011 Long-Term Incentive Plan	For	Issuer	For	With
4	Approve by non-binding vote, the compensation of named executive officers as described in the proxy statement	For	Issuer	For	With
5	To recommend by non-binding vote the frequency of executive compensation votes to be every one, two, or three years.	For	Issuer	For	With

GAMESTOP CORP.

Ticker Symbol:GME	Cusip Number:36467W-109
Record Date: 7/31/2011	Meeting Date: 6/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) STANLEY STEINBERG 2) GERALD R. SZCZEPANSKI 3) LAWRENCE S. ZILAVY	For	Issuer	For	With
2	TO VOTE FOR AND APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF THE COMPANY.	For	Issuer	For	With
3	TO VOTE, ON A NON-BINDING, ADVISORY BASIS, ON THE FREQUENCY OF VOTING ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF THE COMPANY.	Abstained	Issuer	N/A	With
4	PROPOSAL TO APPROVE THE GAMESTOP CORP. 2011 INCENTIVE PLAN.	For	Issuer	For	With
5	PROPOSAL TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 28, 2012.	For	Issuer	For	With

GLOBAL SOURCES LTD.

Ticker Symbol:GSOL	Cusip Number:G39300-101
Record Date: 7/31/2011	Meeting Date: 6/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MR. DAVID F JONES 2) MR. JAMES A WATKINS 3) MR. YAM KAM HON PETER	For	Issuer	For	With
2	TO FIX THE MAXIMUM NUMBER OF DIRECTORS THAT COMPRISE THE WHOLE BOARD AT NINE (9) PERSONS, DECLARE ANY VACANCIES ON THE BOARD TO BE CASUAL VACANCIES AND AUTHORIZE THE BOARD TO FILL THESE VACANCIES ON THE BOARD AS AND WHEN IT DEEMS FIT	For	Issuer	For	With
3	TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING OF THE COMPANY.	For	Issuer	For	With

H&R BLOCK, INC.

Ticker Symbol:HRB	Cusip Number:093671105
Record Date: 7/31/2011	Meeting Date: 9/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Alan Bennett; Richard Breeden; William Cobb; Robert Gerard; Len Lauer; David Lewis; Bruce Rohde; Tom Seip; Edward Shaw; Christianna Wood	For	Issuer	For	With
10	THE RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING APRIL 30, 2011.	For	Issuer	For	With
2	THE APPROVAL OF AN ADVISORY PROPOSAL ON THE COMPANY'S EXECUTIVE PAY-FOR-PERFORMANCE COMPENSATION POLICIES AND PROCEDURES.	For	Issuer	For	With
3	THE APPROVAL OF AN AMENDMENT TO THE 2003 LONG-TERM EXECUTIVE COMPENSATION PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK ISSUABLE UNDER THE PLAN BY 10,000,000 SHARES (FROM 14,000,000 SHARES TO 24,000,000 SHARES).	For	Issuer	For	With
4	THE APPROVAL OF THE MATERIAL TERMS OF PERFORMANCE GOALS UNDER THE EXECUTIVE PERFORMANCE PLAN.	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL TO ADOPT A SIMPLE MAJORITY VOTING STANDARD.	For	Issuer	For	With
6	THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO REDUCE THE SUPERMAJORITY VOTING REQUIREMENT TO CALL A SPECIAL MEETING OF THE COMPANY'S SHAREHOLDERS.	For	Issuer	For	With
7	THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO REDUCE THE SUPERMAJORITY VOTING REQUIREMENT RELATED TO THE REMOVAL OF DIRECTORS.	For	Issuer	For	With
8	THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO REDUCE THE SUPERMAJORITY VOTING REQUIREMENT RELATED TO AMENDMENTS TO THE COMPANY'S ARTICLES OF INCORPORATION AND BYLAWS.	For	Issuer	For	With
9	THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO REDUCE THE SUPERMAJORITY VOTING REQUIREMENT REGARDING THE RELATED PERSON TRANSACTION PROVISION.	For	Issuer	For	With

HEALTHSPRING, INC.

Ticker Symbol:HS	Cusip Number:42224N-101
Record Date: 7/31/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JOHN T. FOX 2) ROBERT Z. HENSLEY 3) RUSSELL K. MAYERFELD	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With
3	NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY-ON-PAY").	For	Issuer	For	With
4	NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY VOTES.	For	Issuer	For	With

HEWLETT-PACKARD COMPANY

Ticker Symbol:HPQ	Cusip Number:428236-103
Record Date: 7/31/2011	Meeting Date: 3/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: M.L. ANDREESSEN	For	Issuer	For	With
10	ELECTION OF DIRECTOR: P.F. RUSSO	For	Issuer	For	With
11	ELECTION OF DIRECTOR: D. SENEQUIER	For	Issuer	For	With
12	ELECTION OF DIRECTOR: G.K. THOMPSON	For	Issuer	For	With
13	ELECTION OF DIRECTOR: M.C. WHITMAN	For	Issuer	For	With
14	RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2011.	For	Issuer	For	With
15	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
16	ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
17	APPROVAL OF THE HEWLETT-PACKARD COMPANY 2011 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
18	APPROVAL OF AN AMENDMENT TO THE HEWLETT-PACKARD COMPANY 2005 PAY-FOR-RESULTS PLAN TO EXTEND THE TERM OF THE PLAN.	For	Issuer	For	With
2	ELECTION OF DIRECTOR: L. APOTHEKER	For	Issuer	For	With
3	ELECTION OF DIRECTOR: L.T. BABBIO, JR.	For	Issuer	For	With
4	ELECTION OF DIRECTOR: S.M. BALDAUF	For	Issuer	For	With
5	ELECTION OF DIRECTOR: S. BANERJI	For	Issuer	For	With
6	ELECTION OF DIRECTOR: R.L. GUPTA	For	Issuer	For	With
7	ELECTION OF DIRECTOR: J.H. HAMMERGREN	For	Issuer	For	With
8	ELECTION OF DIRECTOR: R.J. LANE	For	Issuer	For	With
9	ELECTION OF DIRECTOR: G.M. REINER	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORP.

Ticker Symbol:IBM	Cusip Number:459200-101
Record Date: 7/31/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: A.J.P. BELDA; W.R. BRODY; K.I. CHENAULT; M.L. ESKEW; S.A. JACKSON; A.N. LIVERIS; W.J. MCNERNEY, JR.; J.W. OWENS; S.J. PALMISANO; J.E. SPERO; S. TAUREL; L.H. ZAMBRANO	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)	For	Issuer	For	With
4	ADVISORY VOTE REGARDING FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 73)	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL ON CUMULATIVE VOTING (PAGE 74)	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL TO REVIEW POLITICAL CONTRIBUTIONS POLICY (PAGES 74-75)	Against	Issuer	Against	With
7	STOCKHOLDER PROPOSAL ON LOBBYING (PAGES 75-76)	Against	Issuer	Against	With

JPMORGAN CHASE & CO

Ticker Symbol:JPM	Cusip Number:46625H-100
Record Date: 7/31/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: CRANDALL C. BOWLES; STEPHEN B. BURKE; DAVID M. COTE; JAMES S. CROWN; JAMES DIMON; ELLEN V. FUTTER; WILLIAM H. GRAY, III; LABAN P. JACKSON, JR.; DAVID C. NOVAK; LEE R. RAYMOND; WILLIAM C. WELDON	For	Issuer	For	With
2	APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
5	APPROVAL OF AMENDMENT TO LONG-TERM INCENTIVE PLAN	For	Issuer	For	With
6	POLITICAL NON-PARTISANSHIP; SHAREHOLDER ACTION BY WRITTEN CONSENT; MORTGAGE LOAN SERVICING; POLITICAL CONTRIBUTIONS; GENOCIDE-FREE INVESTING; INDEPENDENT LEAD DIRECTOR	Against	Issuer	Against	With

KRAFT FOODS, INC.

Ticker Symbol:KFT	Cusip Number:50075N-104
Record Date: 7/31/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: AJAYPAL S. BANGA; MYRA M. HART; PETER B. HENRY; LOIS D. JULIBER; MARK D. KETCHUM; RICHARD A. LERNER, M.D.; MACKEY J. MCDONALD; JOHN C. POPE; FREDRIC G. REYNOLDS; IRENE B. ROSENFELD; J.F. VAN BOXMEER	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	ADVISORY VOTE ON THE FREQUENCY OF AN EXECUTIVE COMPENSATION VOTE.	For	Issuer	For	With
4	APPROVAL OF THE KRAFT FOODS INC. AMENDED AND RESTATED 2006 STOCK COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS.	For	Issuer	For	With
5	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

LABARGE, INC.

Ticker Symbol:LB	Cusip Number:502470-107
Record Date: 7/31/2011	Meeting Date: 6/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 3, 2011 AMONG DUCOMMUN INCORPORATED, DLBMS, INC. AND LABARGE, INC.	For	Issuer	For	With
2	PROPOSAL TO APPROVE ADJOURNMENTS OR POSTPONEMENTS OF THE LABARGE, INC. SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE AGREEMENT AND PLAN OF MERGER.	For	Issuer	For	With

MEDIWARE INFORMATION SYSTEMS, INC

Ticker Symbol:MEDW	Cusip Number:584946107
Record Date: 7/31/2011	Meeting Date: 12/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Annual Meeting of Shareholders	For	Issuer	For	With

NATIONAL OILWELL VARCO, INC

Ticker Symbol:NOV	Cusip Number:637071-101
Record Date: 7/31/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: ROBERT E. BEAUCHAMP; JEFFERY A. SMISEK	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT AUDITORS.	For	Issuer	For	With
3	APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	For	Issuer	For	With
4	RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF THE ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
5	APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE ANNUAL ELECTION OF ALL DIRECTORS.	For	Issuer	For	With
6	APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 500,000,000 TO 1,000,000,000. THE BOARD OF DIRECTORS RECOMMENDS YOU VOTE "AGAINST" THE FOLLOWING PROPOSAL	For	Issuer	For	With
7	STOCKHOLDER PROPOSAL.	Against	Issuer	Against	With

NCI, INC.

Ticker Symbol:NCI	Cusip Number:62886K-104
Record Date: 7/31/2011	Meeting Date: 6/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) CHARLES K. NARANG 2) TERRY W. GLASGOW 3) JAMES P. ALLEN 4) JOHN E. LAWLER 5) PAUL V. LOMBARDI 6) J. PATRICK MCMAHON 7) PHILLIP O. NOLAN 8) STEPHEN L. WAECHTER 9) DANIEL R. YOUNG	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION FOR THE YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With
3	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With

NEXTERA ENERGY, INC.

Ticker Symbol:NEE	Cusip Number:65339F-101
Record Date: 7/31/2011	Meeting Date: 5/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION AS DIRECTORS OF THE NOMINEES SPECIFIED IN THE PROXY STATEMENT 1) SHERRY S. BARRAT 2) ROBERT M. BEALL, II 3) J. HYATT BROWN 4) JAMES L. CAMAREN 5) KENNETH B. DUNN 6) J. BRIAN FERGUSON 7) LEWIS HAY, III 8) TONI JENNINGS 9) OLIVER D. KINGSLEY, JR. 10) RUDY E. SCHUPP 11) WILLIAM H. SWANSON 12) MICHAEL H. THAMAN 13) HANSEL E. TOOKES, II	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
3	APPROVAL OF THE NEXTERA ENERGY, INC. 2011 LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVAL, BY NON-BINDING ADVISORY VOTE, OF NEXTERA ENERGY'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.	For	Issuer	For	With
5	NON-BINDING ADVISORY VOTE ON WHETHER NEXTERA ENERGY SHOULD HOLD A NON-BINDING SHAREHOLDER ADVISORY VOTE TO APPROVE NEXTERA ENERGY'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS EVERY 1, 2 OR 3 YEARS.	For	Issuer	For	With

NIKE, INC.

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 7/31/2011	Meeting Date: 9/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Jill Conway; Alan Graf; John Lechleiter; & Phyllis Wise	For	Issuer	For	With
2	TO RE-APPROVE AND AMEND THE NIKE, INC. EXECUTIVE PERFORMANCE SHARING PLAN.	For	Issuer	For	With
3	TO RE-APPROVE AND AMEND THE NIKE, INC. 1990 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

NOBLE CORPORATION

Ticker Symbol:NE	Cusip Number:H5833N-103
Record Date: 7/31/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) LAWRENCE J. CHAZEN 2) JON A. MARSHALL 3) MARY P. RICCIARDELLO	For	Issuer	For	With
10	ADVISORY VOTE ON FREQUENCY OF THE EXECUTIVE COMPENSATION ADVISORY VOTE	For	Issuer	For	With
2	APPROVAL OF THE 2010 ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY FOR FISCAL YEAR 2010 AND THE STATUTORY FINANCIAL STATEMENTS OF THE COMPANY FOR FISCAL YEAR 2010	For	Issuer	For	With
3	APPROVAL OF THE CREATION OF A RESERVE THROUGH APPROPRIATION OF RETAINED EARNINGS	For	Issuer	For	With
4	APPROVAL OF A CAPITAL REDUCTION BY CANCELLATION OF CERTAIN SHARES HELD IN TREASURY	For	Issuer	For	With
5	APPROVAL OF AN EXTENSION OF BOARD AUTHORITY TO ISSUE AUTHORIZED SHARE CAPITAL UNTIL APRIL 28, 2013	For	Issuer	For	With
6	APPROVAL OF A RETURN OF CAPITAL IN THE FORM OF A PAR VALUE REDUCTION IN AN AMOUNT EQUAL TO SWISS FRANCS 0.52 PER SHARE	For	Issuer	For	With
7	APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2011 AND THE ELECTION OF PRICEWATERHOUSECOOPERS AG AS STATUTORY AUDITOR FOR A ONE-YEAR TERM	For	Issuer	For	With
8	APPROVAL OF THE DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE OFFICERS OF THE COMPANY FOR FISCAL YEAR 2010	For	Issuer	For	With
9	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	For	Issuer	For	With

P.T. TELEKOMUNIKASI INDONESIA, TBK

Ticker Symbol:TLK	Cusip Number:715684-106
Record Date: 7/31/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE COMPANY'S ANNUAL REPORT FOR THE 2010 FINANCIAL YEAR, INCLUDING THE BOARD OF COMMISSIONERS' SUPERVISORY REPORT	For	Issuer	For	With
2	RATIFICATION OF THE COMPANY'S FINANCIAL STATEMENTS AND PARTNERSHIP AND COMMUNITY DEVELOPMENT PROGRAM (PROGRAM KEMITRAAN DAN BINA LINGKUNGAN) ANNUAL REPORT FOR THE 2010 FINANCIAL YEAR AND ACQUITTAL AND DISCHARGE OF ALL MEMBERS OF THE BOARD OF DIRECTORS AND THE BOARD OF COMMISSIONERS	For	Issuer	For	With
3	APPROPRIATION OF THE COMPANY'S NET INCOME FOR THE 2010 FINANCIAL YEAR	For	Issuer	For	With
4	DETERMINATION OF REMUNERATION FOR MEMBERS OF THE BOARD OF DIRECTORS AND THE BOARD OF COMMISSIONERS FOR THE 2011 FINANCIAL YEAR	For	Issuer	For	With
5	APPOINTMENT OF A PUBLIC ACCOUNTING FIRM TO AUDIT THE COMPANY'S FINANCIAL STATEMENTS FOR THE 2011 FINANCIAL YEAR, INCLUDING AUDIT OF INTERNAL CONTROL OVER FINANCIAL REPORTING AND APPOINTMENT OF A PUBLIC ACCOUNTING FIRM TO AUDIT THE FINANCIAL STATEMENTS OF THE PARTNERSHIP AND COMMUNITY DEVELOPMENT PROGRAM FOR THE 2011 FINANCIAL YEAR	For	Issuer	For	With
6	PROPOSED SHARE BUY BACK IV PROGRAM	For	Issuer	For	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448-108
Record Date: 7/31/2011	Meeting Date: 5/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: S.L. BROWN; I.M. COOK; D. DUBLON; V.J. DZAU; R.L. HUNT; A. IBARGUEN; A.C. MARTINEZ; I.K. NOOYI; S.P. ROCKEFELLER; J.J. SCHIRO; L.G. TROTTER; D. VASELLA	For	Issuer	For	With
2	APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES.	For	Issuer	For	With
4	APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2011.	For	Issuer	For	With
5	APPROVAL OF AMENDMENT TO ARTICLES OF INCORPORATION TO IMPLEMENT MAJORITY VOTING FOR DIRECTORS IN UNCONTESTED ELECTIONS.	For	Issuer	For	With
6	SHAREHOLDER PROPOSAL - RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS. (PROXY STATEMENT P.63)	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS REPORT (PROXY STATEMENT P.65)	Against	Issuer	Against	With

PUBLIC SERVICE ENTERPRISE GROUP INC

Ticker Symbol:PEG	Cusip Number:744573-106
Record Date: 7/31/2011	Meeting Date: 4/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: ALBERT R. GAMPER, JR., CONRAD K. HARPER, WILLIAM V. HICKEY, RALPH IZZO, SHIRLEY ANN JACKSON, DAVID LILLEY, THOMAS A. RENYI, HAK CHEOL SHIN, RICHARD J. SWIFT	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR THE YEAR 2011.	For	Issuer	For	With

RAYTHEON COMPANY

Ticker Symbol:RTN	Cusip Number:755111-507
Record Date: 7/31/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: VERNON E. CLARK; JOHN M. DEUTCH; STEPHEN J. HADLEY; FREDERIC M. POSES; MICHAEL C. RUETTGERS; RONALD L. SKATES; WILLIAM R. SPIVEY; LINDA G. STUNTZ; WILLIAM H. SWANSON	For	Issuer	For	With
2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
3	ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	RATIFICATION OF INDEPENDENT AUDITORS	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING SHAREHOLDER ACTION BY WRITTEN CONSENT	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE STOCK RETENTION	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REGARDING LOBBYING EXPENSES	Against	Issuer	Against	With
8	SHAREHOLDER PROPOSAL REGARDING SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS	Against	Issuer	Against	With

ST. JUDE MEDICAL, INC.

Ticker Symbol:STJ	Cusip Number:790849-103
Record Date: 7/31/2011	Meeting Date: 5/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: RICHARD R. DEVENUTI; THOMAS H. GARRETT III; WENDY L. YARNO	For	Issuer	For	With
2	ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Abstained	Issuer	N/A	With
4	TO APPROVE AMENDMENTS TO THE ST. JUDE MEDICAL, INC. 2007 STOCK INCENTIVE PLAN.	For	Issuer	For	With
5	TO CONSIDER AND ACT UPON A SHAREHOLDER PROPOSAL REGARDING THE DECLASSIFICATION OF OUR BOARD OF DIRECTORS.	Abstained	Issuer	N/A	With
6	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With

TELEFONICA, S.A.

Ticker Symbol:TEF	Cusip Number:879382-208
Record Date: 7/31/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	EXAMINATION AND APPROVAL, IF APPLICABLE, OF THE INDIVIDUAL ANNUAL ACCOUNTS, THE CONSOLIDATED FINANCIAL STATEMENTS (CONSOLIDATED ANNUAL ACCOUNTS) AND THE MANAGEMENT REPORT OF TELEFONICA, S.A AND OF ITS CONSOLIDATED GROUP OF COMPANIES, AS WELL AS OF THE PROPOSED ALLOCATION OF THE PROFITS/LOSSES OF TELEFONICA, S.A. AND THE MANAGEMENT OF ITS BOARD OF DIRECTORS, ALL WITH RESPECT TO FISCAL YEAR 2010.	For	Issuer	For	With
10	AUTHORIZATION GRANTED TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL PURSUANT TO THE TERMS AND CONDITIONS OF SECTION 297.1.B) OF THE COMPANIES ACT, OVER A MAXIMUM PERIOD OF FIVE YEARS, DELEGATING THE POWER TO EXCLUDE PRE-EMPTIVE RIGHTS PURSUANT TO SECTION 506 OF THE COMPANIES ACT.	For	Issuer	For	With
11	RE-ELECTION OF THE AUDITOR FOR FISCAL YEAR 2011	For	Issuer	For	With
12	LONG-TERM INCENTIVE PLAN BASED ON SHARES OF TELEFONICA, S.A. APPROVAL OF A LONG-TERM INCENTIVE PLAN CONSISTING OF THE DELIVERY OF SHARES OF TELEFONICA, S.A. AIMED AT MEMBERS OF THE EXECUTIVE TEAM OF THE TELEFONICA GROUP (INCLUDING EXECUTIVE DIRECTORS).	For	Issuer	For	With
13	RESTRICTED SHARE PLAN OF TELEFONICA, S.A. APPROVAL OF A LONG-TERM INCENTIVE RESTRICTED PLAN CONSISTING OF THE DELIVERY OF SHARES OF TELEFONICA, S.A. AIMED AT EMPLOYEES AND EXECUTIVE PERSONNEL AND LINKED TO THEIR CONTINUED EMPLOYMENT IN THE TELEFONICA GROUP.	For	Issuer	For	With
14	GLOBAL INCENTIVE SHARE PURCHASE PLAN OF TELEFONICA, S.A. APPROVAL OF AN INCENTIVE SHARE PURCHASE GLOBAL PLAN FOR THE EMPLOYEES OF THE TELEFONICA GROUP.	For	Issuer	For	With
15	DELEGATION OF POWERS TO FORMALIZE, INTERPRETS, CORRECT AND IMPLEMENT THE RESOLUTIONS ADOPTED BY THE SHAREHOLDERS AT THE GENERAL SHAREHOLDERS' MEETING.	For	Issuer	For	With
2	COMPENSATION OF SHAREHOLDERS: DISTRIBUTION OF DIVIDENDS TO BE CHARGED TO UNRESTRICTED RESERVES.	For	Issuer	For	With
3	AMENDMENT OF THE BY-LAWS: AMENDMENT OF ARTICLES 1, 6.2, 7, 14, 16.1, 17.4, 18.4, 31 BIS AND 36 OF THE BY-LAWS FOR ADJUSTMENT THEREOF TO THE LATEST LEGISLATIVE DEVELOPMENTS	For	Issuer	For	With
4	AMENDMENT OF THE BY-LAWS: ADDITION OF A NEW PARAGRAPH 5 TO ARTICLE 16 OF THE BY-LAWS.	For	Issuer	For	With
5	AMENDMENT OF THE BY-LAWS: ADDITION OF A NEW ARTICLE 26 BIS TO THE BY-LAWS.	For	Issuer	For	With
6	AMENDMENT OF THE REGULATIONS FOR THE GENERAL SHAREHOLDERS' MEETING: AMENDMENT OF ARTICLES 5, 8.1, 11 AND 13.1 OF THE REGULATIONS FOR THE GENERAL SHAREHOLDERS' MEETING FOR ADJUSTMENT TO THE LATEST LEGISLATIVE DEVELOPMENTS.	For	Issuer	For	With
7	AMENDMENT OF THE REGULATIONS FOR THE GENERAL SHAREHOLDERS' MEETING: AMENDMENT OF ARTICLE 14.1 OF THE REGULATIONS FOR THE GENERAL SHAREHOLDERS' MEETING.	For	Issuer	For	With
8	RE-ELECTION OF MR. ISIDRO FAINE CASAS.; RE-ELECTION OF MR. VITALINO MANUEL NAFRIA AZNAR.; RE-ELECTION OF MR. JULIO LINARES LOPEZ; RE-ELECTION OF MR. DAVID ARCULUS; RE-ELECTION OF MR. CARLOS COLOMER CASELLAS.; RE-ELECTION OF MR. PETER ERSKINE.; RE-ELECTION OF MR. ALFONSO FERRARI HERRERO.; RE-ELECTION OF MR. ANTONIO MASSANELL LAVILLA.	For	Issuer	For	With
9	APPOINTMENT OF MR. CHANG XIAOBING.	For	Issuer	For	With

THE BANK OF NEW YORK MELLON CORPORATION

Ticker Symbol:BK	Cusip Number:064058-100
Record Date: 7/31/2011	Meeting Date: 4/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: RUTH E. BRUCH; NICHOLAS M. DONOFRIO; GERALD L. HASSELL; EDMUND F. KELLY; ROBERT P. KELLY; RICHARD J. KOGAN; MICHAEL J. KOWALSKI; JOHN A. LUKE, JR; MARK A. NORDENBERG; CATHERINE A. REIN; WILLIAM C. RICHARDSON; SAMUEL C. SCOTT III; JOHN P. SURMA; WESLEY W. VON SCHACK	For	Issuer	For	With
2	PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING) RESOLUTION RELATING TO 2010 EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	PROPOSAL TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY OF STOCKHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	PROPOSAL TO APPROVE AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN	For	Issuer	For	With
5	PROPOSAL TO APPROVE AMENDED AND RESTATED EXECUTIVE INCENTIVE COMPENSATION PLAN.	For	Issuer	For	With
6	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
7	STOCKHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE VOTING.	Against	Issuer	Against	With

THE ENSIGN GROUP, INC

Ticker Symbol:ENSG	Cusip Number:29358P-101
Record Date: 7/31/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ROY E. CHRISTENSEN 2) JOHN G. NACKEL	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF THE DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	ADVISORY VOTE ON THE FREQUENCY OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866-108
Record Date: 7/31/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1) P.M. ARWAY 2) R.F. CAVANAUGH 3) C.A. DAVIS 4) J.M. MEAD 5) J.E. NEVELS 6) A.J. PALMER 7) T.J. RIDGE 8) D.L. SHEDLARZ 9) D.J. WEST	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2011.	For	Issuer	For	With
3	APPROVE, ON A NON-BINDING ADVISORY BASIS, A RESOLUTION APPROVING EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	SELECT, ON A NON-BINDING ADVISORY BASIS, THE FREQUENCY OF STOCKHOLDER VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	APPROVE THE HERSHEY COMPANY AMENDED AND RESTATED EQUITY AND INCENTIVE COMPENSATION PLAN.	For	Issuer	For	With

THE PROCTER & GAMBLE COMPANY

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 7/31/2011	Meeting Date: 10/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Angela Braly; Kenneth Chenault; Scott Cook; Rajat Gupta; Robert McDonald; James McNerney; Johnathan Rodgers; Mary Wilderotter; Patricia Woertz; Ernesto Zedillo	For	Issuer	For	With
2	Ratify appointment of the Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Shareholder Proposal- Cumulative Voting	Against	Issuer	Against	With

TITANIUM METALS CORPORATION

Ticker Symbol:TIE	Cusip Number:888339-207
Record Date: 7/31/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) KEITH R. COOGAN 2) GLENN R. SIMMONS 3) HAROLD C. SIMMONS 4) THOMAS P. STAFFORD 5) STEVEN L. WATSON 6) TERRY N. WORRELL 7) PAUL J. ZUCCONI	For	Issuer	For	With
2	SAY-ON-PAY APPROVAL OF NON-BINDING ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	SAY-WHEN-ON-PAY, NON-BINDING ADVISORY VOTE ON THE PREFERRED FREQUENCY OF EXECUTIVE COMPENSATION VOTES.	For	Issuer	For	With

UNIVERSAL AMERICAN CORP

Ticker Symbol:UAM	Cusip Number:913377-107
Record Date: 7/31/2011	Meeting Date: 4/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF DECEMBER 30, 2010, BY AND AMONG CVS CAREMARK CORPORATION, ULYSSES MERGER SUB, L.L.C. AND UNIVERSAL AMERICAN CORP.	For	Issuer	For	With
2	APPROVAL OF THE OMNIBUS EQUITY AWARD PLAN OF UNIVERSAL AMERICAN SPIN CORP	For	Issuer	For	With
3	ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES	For	Issuer	For	With

VALE S.A.

Ticker Symbol:VALE	Cusip Number:91912E-105
Record Date: 7/31/2011	Meeting Date: 4/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPRECIATION OF THE MANAGEMENTS' REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010	For	Issuer	For	With
2	PROPOSAL FOR THE DESTINATION OF PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR VALE, PURSUANT TO ARTICLE 196 OF THE BRAZILIAN CORPORATE LAW	For	Issuer	For	With
3	APPOINTMENT OF THE MEMBERS OF THE BOARD OF DIRECTORS	For	Issuer	For	With
4	APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL	For	Issuer	For	With
5	ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS	For	Issuer	For	With
6	PROPOSAL FOR A CAPITAL INCREASE, THROUGH CAPITALIZATION OF RESERVES, WITHOUT THE ISSUANCE OF SHARES, AND THE CONSEQUENT CHANGE OF THE HEAD OF ARTICLE 5 OF VALE'S BY-LAWS	For	Issuer	For	With

* Management Recommended Vote
Archer Income Fund

During the time period ended 6/30/2011 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

Archer Stock Fund

During the time period ended 6/30/2011 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/Troy C. Patton

* Troy C. Patton

President

By /s/Gregory B. Getts

* Gregory B. Getts

Treasurer

Date: August 9, 2011

*Print the name and title of each signing officer under his or her signature.